EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of joint ventures [line items]
Carrying value	$ 1,123		$ 1,123
Balance, beginning of year			721
Share of earnings from equity-accounted investments	6	$ 2	6	$ (1)
Share of OCI: Other			2
Capital distributions, net			(14)
Acquisition			420
Foreign exchange translation			(12)
Balance, end of year	1,123		$ 1,123
First hydro
Disclosure of joint ventures [line items]
Name of joint venture			FHH (Guernsey) Limited
Ownership interest			25.00%
Carrying value	242		$ 245
Balance, beginning of year			245
Balance, end of year	242		$ 242
TerraForm Power
Disclosure of joint ventures [line items]
Name of joint venture			TerraForm Power Inc.(1)
Ownership interest			30.00%
Carrying value	620		$ 212
Balance, beginning of year			212
Balance, end of year	620		$ 620
Bear Swamp Power Co LLC
Disclosure of joint ventures [line items]
Name of joint venture			Bear Swamp Power Co. L.L.C.
Ownership interest			50.00%
Carrying value	179		$ 173
Balance, beginning of year			173
Balance, end of year	179		$ 179
Galera Centrais Eletricas SA
Disclosure of joint ventures [line items]
Ownership interest			50.00%
Carrying value	23		$ 28
Balance, beginning of year			28
Balance, end of year	23		$ 23
Pingston Power Inc
Disclosure of joint ventures [line items]
Ownership interest			50.00%
Carrying value	54		$ 57
Balance, beginning of year			57
Balance, end of year	54		$ 54
Brookfield Infrastructure Fund II Investees
Disclosure of joint ventures [line items]
Principal place of business			United States, Europe
Carrying value	5		$ 6
Balance, beginning of year			6
Balance, end of year	$ 5		$ 5
Brookfield Infrastructure Fund II Investees | Bottom of range
Disclosure of joint ventures [line items]
Ownership interest			14.00%
Brookfield Infrastructure Fund II Investees | Top of range
Disclosure of joint ventures [line items]
Ownership interest			50.00%